Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) recognized within other comprehensive income	$ 782	$ 735	$ (266)
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax	727	758	68
Tax recognized directly in equity	(167)	(56)	$ 214
Deferred tax assets	5,403	4,268
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	3,232	2,336
Pension plan surplusesa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax	658
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	1,680	1,003
Mauritania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	744	672
Senegal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	$ 609	$ 500